Convertible redeemable preferred shares - Movement of the Series A Preferred Shares (Details) - Series A Preferred Shares - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement of the Series A Preferred Shares
Balance at the beginning	¥ 476,112	¥ 249,864
Change in fair value	(136,656)	226,248
Converted into ordinary share upon initial public offering	(339,456)
Balance at the end		476,112
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	¥ (136,656)	¥ 226,248